SCHEDULE OF EACH OPTION WARRANT ESTIMATED USING THE BLACK-SCHOLES VALUATION MODEL (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Expected term	3 years
Expected volatility
Expected dividend yield
Risk-free interest rate
Minimum [Member]
Expected volatility	100.00%
Risk-free interest rate	15.00%
Maximum [Member]
Expected volatility	214.00%
Risk-free interest rate	0.58%